Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 14, 2026 shares	Dec. 19, 2025 $ / shares	Aug. 15, 2025 $ / shares	Jan. 17, 2025 USD ($) shares	Jan. 14, 2025 $ / shares	Dec. 21, 2024 USD ($) shares	Sep. 16, 2024 $ / shares	Aug. 16, 2024 shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Nov. 23, 2020	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 31, 2024 USD ($) shares	Feb. 28, 2026 $ / shares
Derivative Liabilities
Warrants exercise term		5 years	5 years		5 years 6 months		5 years			5 years		3 years	3 years	3 years	3 years	5 years
Exercise price of warrants | $ / shares		$ 15	$ 100		$ 600		$ 4,500			$ 56,700	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340
Number of shares issued during the period | shares	40
Transaction costs | $																			$ 896,174	$ 1,891,037
Pre-funded warrants
Derivative Liabilities
Exercise price of warrants | $ / shares																							$ 54
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares											1,000
Conversion price per share | $ / shares											$ 56,700
Threshold beneficial ownership percentage more than which conversion prohibited											4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price											80.00%
Number of trading days considered for average volume-weighted average price											5 days
Floor conversion price per share | $ / shares											$ 16,200
Number of warrants issued | shares								60		60	1
Warrants exercise term											5 years
Exercise price of warrants | $ / shares											$ 56,700
Number of additional shares issued | shares											1
Holding period of preferred shares											6 months
Number of shares issued during the period | shares										3,000
Total cash consideration | $										$ 3,000,000
Transaction costs | $										$ 452,398
Number of shares converted | shares						1,950															400	650
Shares issued upon conversion of convertible preferred stock | shares																					26	38
Value of shares issued upon conversion of convertible preferred stock | $																					$ 100,610	$ 199,069
Securities issuance - warrants exchanged (in shares) | shares								105
Convertible preferred shares | shares						123
Common Shares at a value | $						$ 71,784															71,784
Gain (loss) from valuation of derivative financial instruments | $																	$ 0	$ 29,344	0	325,294
Amortization of the deferred loss during the period | $																			0	(576,207)
Derivatives | Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares) | shares								2
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares											$ 1,000
Conversion price per share | $ / shares											$ 56,700
Threshold beneficial ownership percentage more than which conversion prohibited											4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price											80.00%
Number of trading days considered for average volume-weighted average price											5 days
Floor conversion price per share | $ / shares											$ 16,200
Number of warrants issued | shares									53		1
Warrants exercise term											5 years
Exercise price of warrants | $ / shares											$ 56,700
Total cash consideration | $									$ 3,000,000
Transaction costs | $																						$ 676,621
Number of shares converted | shares				3,000					3,000
Convertible preferred shares | shares				186
Common Shares at a value | $				$ 136,298																	$ 136,298
Gain (loss) from valuation of derivative financial instruments | $																	$ (1,817)	$ (110,865)	(1,633)	769,590
Amortization of the deferred loss during the period | $																			$ 0	$ (565,436)